10. COMMON STOCK (Tables)	6 Months Ended
Jun. 30, 2013
CommonStockTablesAbstract
Stock option transactions

	Number of Options	Weighted Average Exercise Price (C$)
Balance at December 31, 2011	9,135,500	2.16
Granted	1,882,000	1.22
Expired	(1,177,500)	2.14
Forfeited	(617,000)	2.05
Balance at December 31, 2012	9,223,000	1.98
Granted	4,985,000	0.56
Balance at March 31, 2013	14,208,000	1.48
Granted	200,000	0.34
Expired	(1,305,000)	2.00
Balance at June 30, 2013	13,103,000	1.41

Schedule of stock options outstanding

Number of Options	Exercise Price (C$)	Aggregate Intrinsic Value (C$)	Expiry Date	Number of Options Exercisable	Aggregate Intrinsic Value (C$)

37,500	2.02	-	July 17, 2013	37,500	-
1,032,000	1.55	-	September 17, 2013	1,032,000	-
5,000	1.55	-	October 10, 2013	5,000	-
50,000	1.27	-	January 18, 2014	50,000	-
1,289,000	1.32	-	February 12, 2014	1,289,000	-
1,472,500	2.60	-	December 29, 2014	1,472,500	-
300,000	2.34	-	September 22, 2015	300,000	-
1,372,500	2.86	-	November 22, 2015	1,372,500	-
200,000	3.47	-	January 4, 2016	200,000	-
125,000	2.94	-	March 8, 2016	125,000	-
150,000	2.05	-	July 7, 2016	150,000	-
100,000	2.23	-	July 15, 2016	100,000	-
1,684,500	1.25	-	January 6, 2017	1,684,500	-
100,000	0.73	-	June 18, 2017	100,000	-
4,985,000	0.56	-	March 15, 2018	4,985,000	-
50,000	0.32	2,000	April 9, 2018	50,000	2,000
150,000	0.34	3,000	June 27, 2018	150,000	3,000
13,103,000		$5,000		13,103,000	$5,000

Stock-based compensation

	Three Months Ended June 30, 2013	Three Months Ended June 30, 2012	Six Months Ended June 30, 2013	Six Months Ended June 30, 2012	Cumulative to June 30, 2013
Exploration	$-	$8,902	$148,125	$266,812	$4,222,978
General and administration	42,257	32,151	904,512	923,675	19,583,419
	$42,257	$41,053	$1,052,637	$1,190,487	$23,806,397

Schedule of fair value assumptions

	June 30, 2013	June 30, 2012

Risk-free interest rate	1.25%	1.13%
Expected life of options (years)	4.3	4.9
Annualized volatility	76%	73%
Dividend rate	0.00%	0.00%